Common Shares	6 Months Ended
Jun. 30, 2018
Common Shares
Common Shares

12.         Common Shares

2013 Equity Incentive Plans

In February 2018, our Board of Directors approved the reloading of the 2013 Equity Incentive Plan and reserved an additional 5,122,448 common shares, par value $0.01 per share, of the Company for issuance pursuant to the plan.

In March 2018, we issued 5,002,448 shares of restricted stock to our employees and 120,000 shares to our directors for no cash consideration. The share price on the issuance date was $2.22 per share. The vesting schedule of the restricted stock issued to our employee is as follows:

Number of restricted
shares	Vesting Date
1,235,186	September 4, 2020
217,502	November 4, 2020
214,794	March 1, 2021
1,235,186	September 3, 2021
217,502	November 5, 2021
214,794	March 1, 2022
1,235,187	September 2, 2022
217,502	November 4, 2022
214,795	March 1, 2023
5,002,448

The vesting schedule of the restricted stock issued to our directors is (i) one-third of the shares vested on March 1, 2019, (ii) one-third of the shares vest on March 2, 2020, and (iii) one-third of the shares vest on March 1, 2021.

In June 2018, we reserved an additional 2,101,409 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan.

The following is a summary of activity for the awards of restricted stock that have been granted under our equity incentive plans during the six months ended June 30, 2018.

		Weighted Average Grant
	Number of Shares	Date Fair Value
Outstanding and non-vested, December 31, 2017	19,254,411	$5.34
Granted	5,122,448	2.22
Vested	(2,702,113)	9.17
Forfeited	—	—
Outstanding and non-vested, June 30, 2018	21,674,746	$4.12

As of June 30, 2018, there were 21,674,746 unvested shares of restricted stock outstanding. Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
July 1, 2018 through December 31, 2018	$11,131	$527	$11,658
For the year ending December 31, 2019	17,432	555	17,987
For the year ending December 31, 2020	11,502	190	11,692
For the year ending December 31, 2021	5,379	5	5,384
For the year ending December 31, 2022	1,541	—	1,541
For the year ending December 31, 2023	16	—	16
	$47,001	$1,277	$48,278

Securities Repurchase Program

In May 2015, the Company’s Board of Directors authorized a Securities Repurchase Program to purchase up to an aggregate of $250 million of the Company’s securities which, in addition to our common shares, currently consist of our (i) Convertible Notes due 2019, which were issued in June 2014, (ii) Unsecured Senior Notes Due 2020 (NYSE:SBNA), which were issued in May 2014, (iii) Unsecured Senior Notes Due 2019 (NYSE:SBBC), which were issued in March 2017 and (iv) Convertible Notes due 2022 which were issued in May and July 2018.  No securities were repurchased under this program during the period commencing January 1, 2018 through June 30, 2018.

As of  June 30, 2018, the Company had the authority to purchase up to $147.1 million of its securities under its Securities Repurchase Program. The Company expects to repurchase its securities in the open market, at times and prices that are considered to be appropriate by the Company, but is not obligated under the terms of the Securities Repurchase Program to repurchase any of its securities.

We had 49,980,592 common shares held in treasury as of June 30, 2018 and December 31, 2017.

Dividend Payments

In February 2018, our Board of Directors declared a quarterly cash dividend of $0.01 per share, which was paid on March 28, 2017 to all shareholders of record as of March 12, 2018.

In April 2018, our Board of Directors declared a quarterly cash dividend of $0.01 per share, which was paid on June 28, 2018 to all shareholders of record as of June 6, 2018.

Shares outstanding

As of June 30, 2018, we had 331,629,992 shares outstanding. These shares provide the holders with rights to dividends and voting rights.